UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2013
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	04/26/13

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	$123,179

List of Other Included Managers:		None















FORM 13F INFORMATION TABLE












TITLE

VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x $1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
ALPS ETF TR
ALERIAN MLP
00162Q866
2,990
168,735
SH

SOLE

0


A T & T
COM
00206R102
2,479
67,555
SH

SOLE

0


American Electric Power Co., Inc.
COM
025537101
1,198
24,645
SH

SOLE

0


Apache Corp
COM
037411105
2,221
28,790
SH



0


Apple Inc.
COM
037833100
2,538
5,734
SH

SOLE

0


BCE, Inc.
COM
05534B760
2,507
53,685
SH

SOLE

0


Bank of Novia Scotia
COM
064149107
2,444
41,945
SH

SOLE

0


Central Fd CDA LTD
CL A
153501101
5,074
261,965
SH

SOLE

0


Chevron Corp.
COM
166764100
2,481
20,880
SH

SOLE

0


Cisco Systems, Inc.
COM
17275R102
1,551
74,210
SH

SOLE

0


Guggenheim Multi-Asset Income
GUGG MULTI
ASSET
18383M506
9,317
390,635
SH

SOLE

0


Coca-Cola
COM
191216100
1,632
40,360
SH

SOLE

0


ConocoPhillips
COM
20825C104
2,085
34,690
SH

SOLE

0


Diebold
COM
253651103
1,299
42,845
SH

SOLE

0


Du Pont E I De Nemours & Co.
COM
263534109
1,598
32,515
SH

SOLE

0


E M C Corp Mass
COM
268648102
2,189
91,630
SH

SOLE

0


Emerson Electric Co.
COM
291011104
1,537
27,515
SH

SOLE

0


GAMCO Global Gold Nat Res &
COM SH BEN INT
36465A109
2,368
188,215
SH

SOLE

0


General Electric
COM
369604103
3,230
139,700
SH

SOLE

0


Intel Corp.
COM
458140100
2,035
93,190
SH

SOLE

0


International Business Machines
COM
459200101
1,729
8,105
SH

SOLE

0


iShares MSCI Japan
MSCI JAPAN
464286848
475
44,000
SH

SOLE

0


iShares DJ Select Dividend
DJ SEL DIV INX
464287168
9,673
152,575
SH

SOLE

0


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287242
15,135
126,228
SH

SOLE

0


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287440
4,581
42,675
SH

SOLE

0


iShares S&P Europe 350 Index
S&P EURO PLUS
464287861
310
7,795
SH

SOLE

0


Johnson & Johnson
COM
478160104
2,986
36,625
SH

SOLE

0


Keycorp New
COM
493267108
1,476
148,190
SH

SOLE

0


Market Vectors ETF Tr
GOLD MINER ETF
57060U100
1,076
28,425
SH

SOLE

0


Merck & Co. Inc.
COM
58933Y105
1,621
36,680
SH

SOLE

0


Microsoft Corp.
COM
594918104
2,277
79,595
SH

SOLE

0


Northern Trust Corp
COM
665859104
1,678
30,750
SH

SOLE

0


Occidental Pete
COM
674599105
1,838
23,455
SH

SOLE

0


Oracle Corp.
COM
68389X105
1,340
41,460
SH

SOLE

0


Paychex, Inc.
COM
704326107
1,742
49,680
SH

SOLE

0


Pfizer Inc.
COM
717081103
1,868
64,740
SH

SOLE

0


Procter & Gamble Co.
COM
742718109
2,696
34,985
SH

SOLE

0


Proshares Tr
PSHS ULSHT
SP500
74347B300
220
5,000
SH

SOLE

0


Qualcomm Inc.
COM
747525103
1,586
23,700
SH

SOLE

0


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y886
6,870
175,715
SH

SOLE

0


Teva Pharmaceutical Inds LTD
ADR
881624209
1,783
44,930
SH

SOLE

0


Vodafone Group PLC
SPONS ADR NEW
92857W209
2,729
96,105
SH

SOLE

0


Wal-Mart Stores Inc.
COM
931142103
2,368
31,646
SH

SOLE

0


Waste Mgmt Inc
COM
94106L109
2,350
59,921
SH

SOLE

0

